BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Revenue From Contracts With Customers1 [Abstract]
Contract assets	$ 693.8	$ 608.3
Contract assets - non-current (Note 15)	41.9	34.1
Contract liabilities - current	(905.7)	(788.3)
Contract liabilities - non-current (Note 20)	(94.0)	(130.3)
Net contract liabilities	$ (264.0)	$ (276.2)